Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation [Abstract]
Summary Of Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at beginning of year	95,438	$7.64
Exercised	(4,545)	7.98
Expired	(437)	17.33
Cancelled or forfeited	(14)	17.33
Outstanding at end of period	90,442	$7.57	2.4	$915

Exercisable at end of period	90,442	$7.57	2.4	$915

Summary Of Changes In Company's Nonvested Restricted Shares

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2020	102,916	$13.11
Granted	19,660	10.02
Vested	(55,877)	13.18
Forfeited	(6,897)	12.35
Nonvested at December 31, 2020	59,802	$12.12